Reverse Merger (Details)	Dec. 15, 2017 USD ($)
Assets Acquired:
Website (recorded as Asset Held for Disposition)	$ 584
Liabilities Assumed:
Accounts payable and accrued liabilities	(4,250)
Convertible note payable due to related party	(900,000)
Less: Assumption of existing liability by related party (see Note 7)	400,000
Net Liabilities Acquired	$ (503,666)